OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Other Payables
OTHER PAYABLES

NOTE 15 - OTHER PAYABLES:

	December 31, 2024	December 31, 2023
Excise Tax	1,569	1,569
Accrued expenses	1,596	31
Employees, salaries and related liabilities	1,008	726
Liabilities for grants received (see also note 24)	177	153
Related party	-	4
Total	4,350	2,483

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)